Fair values - Carrying value and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	$ 1,983	$ 1,963
Time deposits	1,462	2,563
Marketable securities and short-term investments (excluding securities)
Time deposits	1	271
Receivables under reverse repurchase agreements	206	305
Other non-current assets:
Loans granted	30	29
Restricted cash and cash deposits	39	35
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	2,008	694
Long-term debt (excluding capital lease obligations)	6,457	6,567
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,983	1,963
Time deposits	1,462	2,563
Marketable securities and short-term investments (excluding securities)
Time deposits	1	271
Receivables under reverse repurchase agreements	206	305
Other non-current assets:
Loans granted	31	30
Restricted cash and cash deposits	39	35
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	2,008	694
Long-term debt (excluding capital lease obligations)	6,546	6,819
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	1,983	1,963
Other non-current assets:
Restricted cash and cash deposits	39	35
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	1,480	400
Long-term debt (excluding capital lease obligations)	5,839	6,046
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Time deposits	1,462	2,563
Marketable securities and short-term investments (excluding securities)
Time deposits	1	271
Receivables under reverse repurchase agreements	206	305
Other non-current assets:
Loans granted	31	30
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	528	294
Long-term debt (excluding capital lease obligations)	$ 707	$ 773